Fair Value Measurements and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 192,303	$ 168,926
FVTPL Securities	21,354	19,064
FVOCI Securities	113,209	93,702
Deposits	56,162	54,108
Derivative Assets
Derivative Assets	57,151	47,253
Derivative Liabilities
Derivative Liabilities	58,729	58,303
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	192,303	168,926
FVTPL Securities	21,354	19,064
FVOCI Securities	113,209	93,702
Loans	13,324	12,655
Other Assets	10,004	12,953
Fair value liabilities	145,276	110,002
Deposits	56,162	54,108
Securities sold but not yet purchased	54,876	35,030
Other liabilities	34,238	20,864
Derivative Assets
Derivative Assets	57,151	47,253
Derivative Liabilities
Derivative Liabilities	58,729	58,303
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,311	10,036
FVTPL Securities	1,619	403
FVOCI Securities	45,335	34,177
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,035	7,585
FVTPL Securities	1,578	1,578
FVOCI Securities	5,644	5,996
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	30,902	24,248
FVTPL Securities	1,495	1,527
FVOCI Securities	20,809	16,965
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,144	565
FVOCI Securities	5,634	5,068
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,126	3,849
FVTPL Securities		25
FVOCI Securities	4,065	5,656
Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	56,450	40,995
FVTPL Securities	18	21
FVOCI Securities	27,015	21,293
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,614	10,172
FVTPL Securities	8,908	8,780
FVOCI Securities	4,515	4,370
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,568	5,493
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	62,153	65,983
FVTPL Securities	7,736	6,730
FVOCI Securities	192	177
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	79	163
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	13,245	12,492
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,681	9,887
Derivative Liabilities
Derivative Liabilities	10,099	10,843
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	30,519	21,272
Derivative Liabilities
Derivative Liabilities	26,049	19,955
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,462	1,827
Derivative Liabilities
Derivative Liabilities	1,608	1,821
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets	16,488	14,257
Derivative Liabilities
Derivative Liabilities	20,973	25,673
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	1	10
Derivative Liabilities
Derivative Liabilities		11
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	65,759	69,611
FVTPL Securities	1,146	1,087
FVOCI Securities	1,211	3,237
Other Assets	8,521	11,236
Fair value liabilities	17,140	12,385
Securities sold but not yet purchased	14,998	10,631
Other liabilities	2,142	1,754
Derivative Assets
Derivative Assets	558	748
Derivative Liabilities
Derivative Liabilities	389	203
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	757	1,272
FVTPL Securities	56	166
FVOCI Securities	1,158	3,212
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,308	2,688
FVOCI Securities	16	25
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	199	92
FVOCI Securities	37
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	61,495	65,559
FVTPL Securities	1,090	921
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	15	36
Derivative Liabilities
Derivative Liabilities	18	32
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	43	4
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	225	169
Derivative Liabilities
Derivative Liabilities	196	96
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets	275	539
Derivative Liabilities
Derivative Liabilities	175	75
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	126,544	99,311
FVTPL Securities	14,384	13,043
FVOCI Securities	111,806	90,288
Loans	13,000	12,353
Other Assets	0	0
Fair value liabilities	128,136	97,617
Deposits	56,162	54,108
Securities sold but not yet purchased	39,878	24,399
Other liabilities	32,096	19,110
Derivative Assets
Derivative Assets	56,568	46,493
Derivative Liabilities
Derivative Liabilities	58,335	58,093
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,554	8,764
FVTPL Securities	1,563	237
FVOCI Securities	44,177	30,965
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,035	7,585
FVTPL Securities	1,578	1,578
FVOCI Securities	5,644	5,996
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	27,594	21,560
FVTPL Securities	1,495	1,527
FVOCI Securities	20,793	16,940
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,144	565
FVOCI Securities	5,634	5,068
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,927	3,757
FVTPL Securities		25
FVOCI Securities	4,028	5,656
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	56,450	40,995
FVTPL Securities	18	21
FVOCI Securities	27,015	21,293
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,614	10,172
FVTPL Securities	8,908	8,745
FVOCI Securities	4,515	4,370
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,568	5,493
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	658	420
FVTPL Securities	822	910
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	79	163
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	12,921	12,190
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	8,666	9,851
Derivative Liabilities
Derivative Liabilities	10,081	10,811
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	30,474	21,258
Derivative Liabilities
Derivative Liabilities	26,049	19,955
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,224	1,656
Derivative Liabilities
Derivative Liabilities	1,412	1,721
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets	16,203	13,718
Derivative Liabilities
Derivative Liabilities	20,793	25,596
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	1	10
Derivative Liabilities
Derivative Liabilities		10
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4
FVTPL Securities	5,824	4,934
FVOCI Securities	192	177
Loans	324	302
Other Assets	1,483	1,717
Derivative Assets
Derivative Assets	25	12
Derivative Liabilities
Derivative Liabilities	5	7
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		35
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4
FVTPL Securities	5,824	4,899
FVOCI Securities	192	177
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans	324	302
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	2	10
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	13	2
Derivative Liabilities
Derivative Liabilities		4
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets	10
Derivative Liabilities
Derivative Liabilities	$ 5	2
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1